RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Financial guarantees	$ 9,036,464	$ 7,673,516
Less than 1 year
RISK MANAGEMENT
Financial guarantees	7,287,923	3,917,713
1 to 3 years
RISK MANAGEMENT
Financial guarantees	1,513,774	3,568,858
3 to 5 years
RISK MANAGEMENT
Financial guarantees	84,273	42,788
Greater than 5 years
RISK MANAGEMENT
Financial guarantees	$ 150,494	$ 144,157